Consolidated Statements of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues and other income
Revenue	€ 67,002	€ 28,565	€ 20,195
Other income	3,937	9,610	6,371
Revenues and other income	70,939	38,176	26,566
Operating expenses and other operating income (expenses)
Research and development expenses	(47,210)	(46,503)	(35,818)
General and administrative expenses	(19,497)	(17,741)	(16,405)
Marketing and market access expenses	(634)	(876)	(992)
Reorganization and restructuring income (expenses)	0	505	11
Other operating income (expense)	(316)	(141)	(652)
Operating income (loss)	3,281	(26,580)	(27,289)
Financial income	3,339	3,680	8,212
Financial expenses	(4,774)	(5,614)	(4,758)
Financial profit (loss)	(1,434)	(1,934)	3,453
Net profit (loss) before tax	1,847	(28,514)	(23,836)
Income tax benefit (expense)	(340)	(380)	116
Net profit (loss)	€ 1,507	€ (28,894)	€ (23,719)
Basic and diluted earnings (loss) per share
Basic earnings (loss) per share (€/share)	€ 0.03	€ (0.58)	€ (0.48)
Diluted earnings (loss) per share (€/share)	€ 0.03	€ (0.58)	€ (0.48)